FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES	12 Months Ended
Dec. 31, 2023
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES

NOTE 5. FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES

5.1   Financial assets investments

The Bank’s securities portfolios at fair value through profit or loss, other comprehensive income and at amortized cost are listed below, as of December 31, 2023 and 2022:

As of December 31, 2023

	Measurement methodology
Financial assets investments	Fair value through	Fair value through other	Amortized	Total carrying
	profit or loss	comprehensive income, net	cost, net	value, net
In millions of COP
Securities issued by foreign governments	6,274,400	2,437,996	537,831	9,250,227
Securities issued by the Colombian Government	4,725,605	2,725,722	68,624	7,519,951
Corporate bonds	237,234	611,153	2,559,336	3,407,723
Securities issued by government entities	84,990	-	3,129,501	3,214,491
Securities issued by other financial institutions(1)(2)	774,178	373,306	552,790	1,700,274
Total debt instruments	12,096,407	6,148,177	6,848,082	25,092,666
Total equity securities	98,853	444,357		543,210
Total other instruments financial(3)	38,319			38,319
Total financial assets investments				25,674,195
(1)	Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 84,301. For further information on TIPS’ fair value measurement see Note 30. Fair value of assets and liabilities.
(2)	At December 31, the Bank has recognized in the Consolidated Statement of Comprehensive Income COP 93,264 related to debt instruments at fair value through OCI.
(3)	Corresponds to convertible notes or agreements for the future purchase of shares, Simple Agreement for Future Equity “SAFE”, by Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios, S.A. and Banagrícola S.A

As of December 31, 2022

	Measurement methodology
Financial assets investments	Fair value through	Fair value through other	Amortized	Total carrying
	profit or loss	comprehensive income, net	cost, net	value, net
In millions of COP
Securities issued by foreign governments	5,967,856	4,694,369	755,282	11,417,507
Securities issued by the Colombian Government	4,260,230	2,590,622	206,950	7,057,802
Corporate bonds	121,527	123,327	3,680,260	3,925,114
Securities issued by government entities	79,035	-	3,059,550	3,138,585
Securities issued by other financial institutions(1)(2)	610,618	569,357	634,318	1,814,293
Total debt instruments	11,039,266	7,977,675	8,336,360	27,353,301
Total equity securities	102,274	442,394		544,668
Total other instruments financial(3)	42,171			42,171
Total financial assets investments				27,940,140
(1)	Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 91,204. For further information on TIPS’ fair value measurement see Note 30. Fair value of assets and liabilities.
(2)	At December 31, 2022, the Bank has recognized in the Consolidated Statement of Comprehensive Income COP (164,542) related to debt instruments at fair value through OCI.
(3)	Corresponds to convertible notes or agreements for the future purchase of shares, Simple Agreement for Future Equity “SAFE”, by Inversiones CFNS S.A.S. and Sistema de Inversiones y Negocios, S.A. In 2022 were revealed as debt instruments and equity securities.

The following tables set forth the debt instruments portfolio by maturity:

As of December 31, 2023

	Less than 1	Between 1 and 3	Between 3 and 5	Greater than 5
	year	years	years	years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by foreign governments	4,864,121	513,546	283,020	613,713	6,274,400
Securities issued by the Colombian Government	390,307	2,759,392	491,867	1,084,039	4,725,605
Securities issued by other financial institutions	312,749	236,597	89,526	135,306	774,178
Corporate bonds	39,361	40,930	28,624	128,319	237,234
Securities issued by government entities	48,893	33,601	2,496	-	84,990
Subtotal	5,655,431	3,584,066	895,533	1,961,377	12,096,407
Fair value through other comprehensive income
Securities issued by the Colombian Government	2,672,090	53,632	-	-	2,725,722
Securities issued by foreign governments	1,346,171	598,014	355,927	137,884	2,437,996
Corporate bonds	549	-	63,474	547,130	611,153
Securities issued by other financial institutions	149,124	154,659	-	69,523	373,306
Subtotal	4,167,934	806,305	419,401	754,537	6,148,177
Securities at amortized cost
Securities issued by government entities	3,078,744	-	-	50,757	3,129,501
Corporate bonds	229,811	46,925	322,314	1,960,286	2,559,336
Securities issued by other financial institutions	103,414	106,681	46,969	295,726	552,790
Securities issued by foreign governments	188,651	189,744	56,703	102,733	537,831
Securities issued by the Colombian Government	39,046	-	7,350	22,228	68,624
Subtotal	3,639,666	343,350	433,336	2,431,730	6,848,082
Total debt instruments	13,463,031	4,733,721	1,748,270	5,147,644	25,092,666

As of December 31, 2022

	Less than 1	Between 1 and 3	Between 3 and 5	Greater than 5
	year	years	years	years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by foreign governments	5,187,871	100,436	367,120	312,429	5,967,856
Securities issued by the Colombian Government	1,639,518	866,241	472,955	1,281,516	4,260,230
Securities issued by other financial institutions	198,255	287,933	52,592	71,838	610,618
Corporate bonds	46,638	32,989	19,228	22,672	121,527
Securities issued by government entities	23,763	45,921	5,757	3,594	79,035
Subtotal	7,096,045	1,333,520	917,652	1,692,049	11,039,266
Fair value through other comprehensive income
Securities issued by foreign governments	2,930,125	878,199	694,837	191,208	4,694,369
Securities issued by the Colombian Government	2,590,622	-	-	-	2,590,622
Securities issued by other financial institutions	148,925	316,099	-	104,333	569,357
Corporate bonds	-	-	-	123,327	123,327
Subtotal	5,669,672	1,194,298	694,837	418,868	7,977,675
Securities at amortized cost
Corporate bonds	250,583	423,154	755,067	2,251,456	3,680,260
Securities issued by government entities	3,008,521	-	-	51,029	3,059,550
Securities issued by foreign governments	16,676	431,662	116,919	190,025	755,282
Securities issued by other financial institutions	79,800	191,690	48,701	314,127	634,318
Securities issued by the Colombian Government	-	170,314	9,139	27,497	206,950
Subtotal	3,355,580	1,216,820	929,826	2,834,134	8,336,360
Total debt instruments	16,121,297	3,744,638	2,542,315	4,945,051	27,353,301

For further information related to disclosures of the fair value of securities, please see Note 30 Fair value of assets and liabilities.

The Bank has recognized in the consolidated statement of comprehensive income COP 10,898 in 2023, COP 32,072 in 2022 and COP 52,147 in 2021 related to equity securities and trust funds at fair value through OCI. See Consolidated Statement of Comprehensive Income.

Equity securities that are measured at fair value through OCI are considered strategic for the Bank and, thus, there is no intention to sell them in the foreseeable future and that is the main reason for using this presentation alternative.

The following table details the equity instruments designated at fair value through OCI analyzed by listing status:

	Carrying amount
Equity securities	December 31, 2023	December 31, 2022
In millions of COP
Securities at fair value through OCI:
Equity securities listed in Colombia(1)	2	40,878
Equity securities listed in foreign countries(1)	78,787	8,038
Equity securities unlisted:
Telered S.A.	164,981	207,562
Asociación Gremial de Instituciones Financieras Credibanco S.A.	110,786	98,492
Transacciones y Transferencias, S. A.	17,346	16,890
Compañía de Procesamiento de Medios de Pago Guatemala (Bahamas), S. A.	16,333	21,727
Cámara de Riesgo Central de Contraparte de Colombia S.A.	14,998	6,038
Derecho Fiduciario Inmobiliaria Cadenalco	4,449	4,003
Others	36,675	38,766
Total equity securities at fair value through OCI	444,357	442,394
(1)	In November 2023, the integration of the stock exchanges of Colombia, Chile, and Peru was perfected, resulting in the creation of the Regional Stock Holding. As a result of this integration, 5,992,160 shares of the Bolsa de Valores de Colombia S.A. were delisted for COP 56,146, and 3,606,223 shares were recognized in the Regional Stock Holding for COP 78,139, this transaction generated an income in results of COP 21,993, see Note 25.5. Dividends and net income on equity investments. The Bank retains 134 shares that were not included in this transaction, valued at COP

During 2023, 2022 and 2021, no impairment loss was recognized on equity securities. Dividends received from equity investments at fair value through OCI held as of December 31, 2023, 2022 and 2021 amounted to COP 18,464, COP 16,842 and COP 12,665, respectively. See Note 25.5 Dividends and net income on equity investments.

Equity investments do not have a specific maturity date; therefore, they are not included in the maturity detail.

The detail of the securities pledged as collateral as of December 31, 2023 and 2022 is as follows:

As of December 31, 2023

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in money market
Securities issued by foreign governments	Up to 3 months	Time deposits	120,477
Securities issued by foreign governments	Between 3 and 6 months	Time deposits	94,582
Securities issued by other financial institutions	Up to 3 months	Time deposits	5,443
Securities issued by other financial institutions	Between 6 and 12 months	Time deposits	2,179
Securities issued by other financial institutions	Greater than 12 months	Time deposits	25,938
Securities issued by other financial institutions	Greater than 12 months	Bonds	6,687
Corporate bonds	Up to 3 months	Bonds	4,570
Subtotal investments pledged as collateral in money market			259,876
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Up to 3 months	TES - Treasury instruments	39,257
Securities issued by the Colombian Government	Between 6 and 12 months	TES - Treasury instruments	7,821
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	1,244,190
Securities issued by foreign governments	Between 3 and 6 months	Foreign issueds	1,875
Subtotal investments pledged as collateral in derivative operations			1,293,143
Total securities pledged as collateral			1,553,019

As of December 31, 2022

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in money market
Corporate bonds	Between 3 and 6 months	Bonds	5,101
Securities issued by other financial institutions	Greater than 12 months	Bonds	1,861
Securities issued by other financial institutions	Greater than 12 months	Time deposits	2,171
Securities issued by the Colombian Government	Up to 3 months	TES - Treasury instruments	23,764
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	30,383
Securities issued by foreign governments	Greater than 12 months	Bonds	212,249
Subtotal investments pledged as collateral in money market			275,529
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Up to 3 months	TES - Treasury instruments	320,252
Securities issued by the Colombian Government	Between 3 and 6 months	TES - Treasury instruments	38,083
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	215,250
Subtotal investments pledged as collateral in derivative operations			573,585
Total securities pledged as collateral			849,114

The following table shows the breakdown of the changes in the gross carrying amount of the debt securities at fair value through other comprehensive income and amortized cost, in order to explain their significance to the changes in the loss allowance for the same portfolio as discussed above:

As of December 31, 2023

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Stage 3	Total
In millions of COP
Gross carrying amount as at 1 January 2023	15,973,144	340,891	-	16,314,035
Transfer from stage 1 to stage 3(1)	(30,784)	-	30,784	-
Transfer from stage 2 to stage 1(1)	6,627	(6,627)	-	-
Sales and maturities	(9,792,950)	-	-	(9,792,950)
Purchases	7,701,763	-	-	7,701,763
Valuation and payments	84,609	(66,959)	-	17,650
Foreign Exchange	(1,182,067)	(62,172)	-	(1,244,239)
Gross carrying amount as at 31 December 2023	12,760,342	205,133	30,784	12,996,259

(1)Stage transfer in corporate bonds by Banistmo S.A. y Filiales.

As of December 31, 2022

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Total
In millions of COP
Gross carrying amount as at 1 January 2022	13,545,514	227,167	13,772,681
Transfer from stage 1 to stage 2(1)	(23,017)	23,017	-
Transfer from stage 2 to stage 1(2)	129,403	(129,403)	-
Change in measure(3)	(110,061)	-	(110,061)
Sales and maturities	(8,056,827)	(96,382)	(8,153,209)
Purchases	9,814,484	286,278	10,100,762
Valuation and payments	(381,921)	2,979	(378,942)
Foreign Exchange	1,055,569	27,235	1,082,804
Gross carrying amount as at 31 December 2022	15,973,144	340,891	16,314,035
(1)	Stage transfer in corporate bonds by Banistmo S.A. y Filiales and Banagrícola S.A. y Filiales.
(2)	Stage transfer in securities issued by the Guatemalan government and corporate bonds by Bancolombia Panamá S.A. and Bancolombia Puerto Rico Internacional, Inc.
(3)	Mercom Bank Ltd., a Grupo Agromercantil Holding S.A. subsidiary, is in the process of being gradually wound down; the measurement of the portfolio of securities issued by the government of Guatemala was changed from amortized cost to fair value through profit or loss.

The following shows provisions detail for the debt instruments portfolio using the expected credit losses model:

As of December 31, 2023

Concept	Stage 1	Stage 2	Stage 3	Total
In millions of COP
Securities at amortized cost	6,612,165	205,133	30,784	6,848,082
Carrying amount	6,642,104	217,046	44,735	6,903,885
Loss allowance	(29,939)	(11,913)	(13,951)	(55,803)
Securities at fair value through other comprehensive income(1)	6,148,177	-	-	6,148,177
Total debt instruments portfolio measure at fair value through OCI and amortized cost	12,760,342	205,133	30,784	12,996,259
(1)	Loss allowance of investments at fair value through OCI corresponds to COP (5,562) classified in stage 1. The increase in relation to 2022 is due to the acquisition of instruments for COP 3,760.

As of December 31, 2022

Concept	Stage 1	Stage 2	Total
In millions of COP
Securities at amortized cost	7,995,469	340,891	8,336,360
Carrying amount	8,025,350	375,911	8,401,261
Loss allowance	(29,881)	(35,020)	(64,901)
Securities at fair value through other comprehensive income(1)	7,977,675	-	7,977,675
Total debt instruments portfolio measure at fair value through OCI and amortized cost	15,973,144	340,891	16,314,035
(1)	Loss allowance of investments at fair value through OCI corresponds to COP (2,288) classified in stage 1.

The following table sets forth the changes in the allowance for debt instruments measured at amortized cost and fair value through other comprehensive income:

As of December 31, 2023

Concept	Stage 1	Stage 2	Stage 3	Total
In millions of COP
Loss allowance of January 1, 2023	29,881	35,020	-	64,901
Transfer from stage 1 to stage 3(1)	(13,951)	-	13,951	-
Transfer from stage 2 to stage 1(1)	129	(129)	-	-
Sales and maturities	(9,459)	-	-	(9,459)
New debt instruments purchased(2)	10,497	-	-	10,497
Net provisions recognised during the period(3)	19,030	(17,882)	-	1,148
Foreign Exchange(4)	(6,188)	(5,096)	-	(11,284)
Loss allowance of December 31, 2023	29,939	11,913	13,951	55,803

(1)Stage transfer in corporate bonds by Banistmo S.A. y Filiales.

(2)Impairment is mainly in securities issued by government entities and corporate bonds by Bancolombia S.A. and Banistmo S.A. y Filiales.

(3)The increase in stage 1 is mostly due to a higher value of impairment loss in corporate bonds by Banistmo S.A. y Filiales and provision recovery in stage 2 is mostly in securities issued by foreign governments by Banagrícola S.A. y Filiales.

(4)The decrease is due to the variation in the market representative rate during the year 2023.

As of December 31, 2022

Concept	Stage 1	Stage 2	Total
In millions of COP
Loss allowance of January 1, 2022	17,690	6,989	24,679
Transfer from stage 1 to stage 2(1)	(3,808)	3,808	-
Transfer from stage 2 to stage 1(2)	526	(526)	-
Change in measure(3)	(213)	-	(213)
Sales and maturities	(6,097)	(1,170)	(7,267)
New debt instruments purchased(4)	16,104	28,795	44,899
Net provisions recognised during the period	3,482	(4,088)	(606)
Foreign Exchange	2,197	1,212	3,409
Loss allowance of December 31, 2022	29,881	35,020	64,901

(1)Stage transfer in corporate bonds by Banistmo S.A. y Filiales and Banagrícola S.A. y Filiales.

(2)Stage transfer in securities issued by the Guatemalan government and corporate bonds by Bancolombia Panamá S.A. and Bancolombia Puerto Rico Internacional, Inc.

(3)Mercom Bank Ltd., a Grupo Agromercantil Holding S.A. subsidiary, is in the process of being gradually wound down; the measurement of the portfolio of securities issued by the government of Guatemala was changed from amortized cost to fair value through profit or loss.

(4)Impairment is mainly in securities issued by the government of Salvador and corporate bonds.

As of December 31, 2021

Concept	Stage 1	Stage 2	Total
In millions of COP
Loss allowance of January 1, 2021	34,500	4,626	39,126
Transfer from stage 1 to stage 2(1)	(1,670)	1,670	-
Sales and maturities	(6,137)	-	(6,137)
New debt instruments purchased	10,273	-	10,273
Net provisions recognised during the period	(23,809)	(46)	(23,855)
Foreign Exchange	4,533	739	5,272
Loss allowance of December 31, 2021	17,690	6,989	24,679
(1)	Stage transfer in corporate bonds by Banistmo S.A. y Filiales and Bancolombia Panamá S.A.

5.2   Derivative financial instruments

The Bank derivative activities do not give rise to significant open positions in portfolios of derivatives. The Bank enters into derivative transactions to facilitate customer business, for hedging purposes and arbitrage activities, such as forwards, options or swaps where the underlying are exchange rates, interest rates and securities.

A swap agreement is a contract between two parties to exchange cash flows based on specified underlying notional amounts, assets and/or indices. Financial futures and forward settlement contracts are agreements to buy or sell a quantity of a financial instrument (including another derivative financial instrument), index, currency or commodity at a predetermined rate or price during a period or at a date in the future. Futures and option contracts are standardized agreements for future delivery, traded on exchanges that typically act as a platform.

For further information related to the objectives, policies and processes for managing the Bank’s risk, please see Risk Management.

The following table sets forth the carrying values of the Bank’s derivatives by type of risk as of December 31, 2023 and 2022:

Derivatives	December 31, 2023	December 31, 2022
In millions of COP
Forwards
Assets
Foreign exchange contracts	4,381,906	1,573,952
Equity contracts	3,015	5,519
Subtotal assets	4,384,921	1,579,471
Liabilities
Foreign exchange contracts	4,526,353	1,711,644
Equity contracts	10,481	7,203
Subtotal liabilities	4,536,834	1,718,847
Total forwards	(151,913)	(139,376)
Swaps
Assets
Foreign exchange contracts	1,304,337	2,394,832
Interest rate contracts	352,424	865,627
Subtotal assets	1,656,761	3,260,459
Liabilities
Foreign exchange contracts	1,491,086	1,917,397
Interest rate contracts	449,857	1,008,302
Subtotal liabilities	1,940,943	2,925,699
Total swaps	(284,182)	334,760
Options
Assets
Foreign exchange contracts	210,588	121,307
Subtotal assets	210,588	121,307
Liabilities
Foreign exchange contracts	232,587	92,908
Subtotal liabilities	232,587	92,908
Total options	(21,999)	28,399
Derivative assets	6,252,270	4,961,237
Derivative liabilities	6,710,364	4,737,454

The following table sets forth the remaining contractual life of the derivatives portfolio:

As of December 31, 2023

	Forwards	Swaps	Options	Total
In millions of COP
Assets	4,384,921	1,656,761	210,588	6,252,270
Less than 1 year	4,235,981	642,305	135,559	5,013,845
Between 1 and 3 years	147,826	517,314	75,029	740,169
Greater than 3 years	1,114	497,142	-	498,256
Liabilities	4,536,834	1,940,943	232,587	6,710,364
Less than 1 year	4,419,918	419,251	152,285	4,991,454
Between 1 and 3 years	116,916	979,130	80,302	1,176,348
Greater than 3 years	-	542,562	-	542,562

As of December 31, 2022

	Forwards	Swaps	Options	Total
In millions of COP
Assets	1,579,471	3,260,459	121,307	4,961,237
Less than 1 year	1,432,022	860,281	108,319	2,400,622
Between 1 and 3 years	147,449	1,241,252	12,988	1,401,689
Greater than 3 years	-	1,158,926	-	1,158,926
Liabilities	1,718,847	2,925,699	92,908	4,737,454
Less than 1 year	1,642,706	501,368	80,854	2,224,928
Between 1 and 3 years	76,141	1,092,480	12,054	1,180,675
Greater than 3 years	-	1,331,851	-	1,331,851

Collateral for derivatives

The table below presents the collateral amounts posted under derivatives contracts as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
In millions of COP
Collateral granted	2,326,977	1,143,266
Collateral received	795,628	655,176

Day one gains or (losses)

If an asset has been acquired or a liability has been assumed in a market transaction, it could be assumed that the transaction price is the fair value of the asset or liability. However, the fair value of the financial asset or liability at the time of initial recognition may be different from the transaction price, because the fair value includes variables in its valuation technique that include market information, such as interest rate yield curves, currencies rates, indicators, default factors among others. When the values are not equal, the asset or liability must be measured at fair value and the difference between the transaction price and the fair value must be recognized as follows:

●	If fair value is evidenced by Level 1 inputs or is based on a valuation technique that uses only observable market data, the Group must recognize the difference as a gain or loss on initial recognition directly in the income statement.

●	In all other circumstances, the entire day 1 gain or loss is deferred and is recognized in the income statement over the life of the transaction.

The table below presents the unrecognised gains or (losses) for derivatives trading at the initial moment, due to use of valuation techniques for which not all inputs were observable market data:

As of December 31, 2023

	Forward	Swaps	Options	Total
In millions of COP
Balance at January 1, 2023	61,724	16,580	39,714	118,018
New trades	1,159,069	(26,905)	195,456	1,327,620
Amortization	(1,176,173)	4,166	(148,299)	(1,320,306)
Sale or transfer	(8,331)	(7,471)	(23,803)	(39,605)
Balance at December 31, 2023	36,289	(13,630)	63,068	85,727

As of December 31, 2022

	Forward	Swaps	Opciones	Total
In millions of COP
Balance at January 1, 2022	16,918	27,894	26,675	71,487
New trades	315,395	11,937	164,460	491,792
Amortization	(265,268)	(18,723)	(113,705)	(397,696)
Sale or transfer	(5,321)	(4,528)	(37,716)	(47,565)
Balance at December 31, 2022	61,724	16,580	39,714	118,018

Hedges of a net asset in a foreign operation

The Bank has designated debt instruments in issue and financing with correspondent banks for USD 1,592,034 in 2023 and USD 2,060,000 in 2022 as hedge accounting for an equivalent amount of the net assets of its investment in Banistmo. The purpose of this operation is to protect the Bank from the foreign exchange rate risk (USD/COP) of a portion of the net assets in the subsidiary Banistmo S.A., a company domicilied in Panama, which has a different functional currency from that of the Group. In August 2023 and December 2022, the Bank discontinued USD 467,966 and USD 140,000 from the hedging relationship, respectively.

The following is the detail of the hedging instruments of the net foreign investment:

As of December 31, 2023

Debt securities issued designated as a hedging instrument
In thousands of USD
				Designated capital as
Opening date	Expiration date	Rate	Principal balance	a hedged instrument
18/10/2017	18/10/2027	7.03%	750,000	360,000
18/12/2019	18/12/2029	4.68%	436,516	436,516
18/12/2019	18/12/2029	4.68%	85,710	85,710
18/12/2019	18/12/2029	4.68%	27,774	27,774
29/01/2020	29/01/2025	3.02%	482,034	482,034
Total debt securities issued			1,782,034	1,392,034
Financing with Correspondent Banks designated as a hedging instrument
31/03/2022	17/03/2025	6.06%	150,000	150,000
7/09/2022	5/09/2025	6.36%	50,000	50,000
Total financing with Correspondent Banks			200,000	200,000
Total			1,982,034	1,592,034

As of December 31, 2022

Debt securities issued designated as a hedging instrument
In thousands of USD
				Designated capital as
Opening date	Expiration date	Rate	Principal balance	a hedged instrument
18/10/2017	18/10/2027	7.03%	750,000	360,000
18/12/2019	18/12/2029	4.68%	436,516	436,516
18/12/2019	18/12/2029	4.68%	85,710	85,710
18/12/2019	18/12/2029	4.68%	27,774	27,774
29/01/2020	29/01/2025	3.02%	598,032	598,032
29/01/2020	29/01/2025	3.02%	351,968	351,968
Total debt securities issued			2,250,000	1,860,000
Financing with Correspondent Banks designated as a hedging instrument
31/03/2022	17/03/2025	6.06%	150,000	150,000
7/09/2022	5/09/2025	6.36%	50,000	50,000
Total financing with Correspondent Banks			200,000	200,000
Total			2,450,000	2,060,000

Measurement of effectiveness and ineffectiveness

A hedge is considered effective if, at the beginning of the period and subsequent periods, changes in fair value or cash flows attributable to the hedge risk during the period for which the hedge has been designated.

The Bank has documented the effectiveness tests of the hedge.The hedge is considered effective, since the critical terms and risks of the obligations that serve as a hedging instrument are identical to those of the primary hedged position. Hedged effectiveness is measured on a before income tax.

Gains or losses on the conversion of Banistmo’s financial statements are recognized in Consolidated Statements of Comprehensive Income. Consequently, the exchange difference related to the conversion of debt securities issued and financing with Correspondent banks is recognized directly in OCI, as a result of the revaluation of the peso against the dollar, the adjustment recognized in Consolidated Statements of Comprehensive Income amounted to COP 1,948,833, COP (1,833,087) and COP (1,207,052), for the years ended at December 31, 2023, 2022 and 2021, respectively.

For further information see note 17. Borrowings from other financial institusions, note 18. Debt instruments in issue and Consolidated Statement of Comprehensive Income.

Offsetting of derivatives

The Bank enters into International Swaps and Derivatives Association (ISDA) master netting agreements or similar agreements with substantially all of the Bank’s derivative counterparties. Where legally enforceable, and depending on the Bank’s intention, these master netting agreements give the Bank, in the event of default by the counterparty, the right to liquidate securities and cash equivalents held as collateral and to offset receivables and payables with the same counterparty.

The table below presents derivative instruments subject to enforceable master netting agreements and other similar agreements but not offset in the statement of financial position as of December 31, 2023 and 2022 by derivative and by risk:

As of December 31, 2023

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Forwards	4,381,906	4,526,353
Swaps	1,304,337	1,491,086
Options	210,588	232,587
Interest rate contracts
Swaps	352,424	449,857
Equity contracts
Forwards	3,015	10,481
Gross derivative assets/liabilities	6,252,270	6,710,364
Offseting of derivates	-	-
Derivative financial instruments in statement of financial position	6,252,270	6,710,364
Master netting agreements	(6,215,727)	(5,548,746)
Collateral received/paid	(36,543)	(1,161,618)
Total derivative financial instruments assetss/ liabilities before collateral and Master netting agreements	-	-

As of December 31, 2022

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Forwards	1,573,952	1,711,644
Swaps	2,394,832	1,917,397
Options	121,307	92,908
Interest rate contracts
Swaps	865,627	1,008,302
Equity contracts
Forwards	5,519	7,203
Gross derivative assets/liabilities	4,961,237	4,737,454
Offseting of derivates	-	-
Derivative financial instruments in statement of financial position	4,961,237	4,737,454
Master netting agreements	(4,369,178)	(4,578,461)
Collateral received/paid	(592,059)	(158,993)
Total derivative financial instruments assetss/ liabilities before collateral and Master netting agreements	-	-

For further information about offsetting of other financial assets and liabilities see Note 16. Interbank deposits and repurchase agreements and other similar secured borrowing.